Defined Contribution Plan - Additional Information (Detail) - Fly Exclusive 401(k) Plan [Member] - LGM ENTERPRISES, LLC [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan maximum annual contributions per employee amount	$ 58,000		$ 58,000
Defined contribution plan maximum annual contributons per emploee percent	100.00%		100.00%
Defined contribution plan employer matching contribution percent of match	50.00%
Defined contribution plan employer matching contribution percent	8.00%
Defined contribution plan employer cumulative vesting percentage	100.00%		100.00%
Defined contribution plan vesting period	2 years		2 years
Defined contribution plan employer discretionary contribution amount	$ 1,000	$ 598	$ 973,000	$ 411,000	$ 195,000
After October 1, 2021 [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan employer matching contribution percent of match			50.00%
Defined contribution plan employer matching contribution percent			8.00%
Prior October 1, 2021 [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan employer matching contribution percent of match			50.00%
Defined contribution plan employer matching contribution percent			4.00%